Summary of Significant Accounting Policies - Schedule of Noncontrolling Interest (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Redeemable Noncontrolling Interest [Line Items]
Total noncontrolling interest	$ 87,323	$ 56,810
We Healthy [Member]
Redeemable Noncontrolling Interest [Line Items]
Total noncontrolling interest	50,849	56,810
Tianjin Wangyi Cloud [Member]
Redeemable Noncontrolling Interest [Line Items]
Total noncontrolling interest	$ 36,474